Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts payable - trade	$ 1,603,923	$ 1,905,008	$ 1,490,286
Accrued Expenses	5,308,483	6,172,924	7,708,883
Taxes payable	7,972,563	6,166,145	5,196,677
Contract liability	710,117	684,703	409,627
Total accounts payable and accrued liabilities	$ 15,595,086	$ 14,928,780	$ 14,805,473